Exhibit 99.4                                                               EXHIBIT C to the Supplement to PSA
CLASS A CUSIP             55262TEU3
CLASS B CUSIP             55262TEV1

                                    MONTHLY CERTIFICATEHOLDERS' STATEMENT

                                                SERIES 1999-J

                                         BA CREDIT CARD FUNDING, LLC

                                        BA MASTER CREDIT CARD TRUST II

                _______________________________________________________________________________

                                   MONTHLY PERIOD ENDING FEBRUARY 29, 2008

                _______________________________________________________________________________

The information which is required to be prepared with respect to the Distribution Date of March 17, 2008, and with respect to the performance of the Trust during the month of February, 2008 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Second Amended and
Restated Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Series 1999-J Supplement to the Second Amended           Included in Exhibit 4.2 to FIA's Form 8-K
and Restated Pooling and Servicing Agreement             filed with the SEC on November 12, 1999
relating to the Collateral Certificate

Second Amended and Restated Pooling and                  Included in BA CREDIT CARD FUNDING, LLC Form
Servicing Agreement dated as of October 20, 2006         8-K filed with the SEC on October 20, 2006

A.     In accordance with Article IV of the Second Amended and Restated Pooling and Servicing Agreement,
       Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and
       Principal Receivables. For a more detailed description, please see the Second Amended and Restated
       Pooling and Servicing Agreement and the Series 1999-J Supplement previously filed by the Registrant with the SEC.

                         Allocations of Collections of Finance Charge Receivables

                           Allocations of Collections of Principal Receivables

B.     Information Regarding the Current Monthly Distribution to Certificateholders (Stated on the Basis of
       $1,000 Original Certificate Principal Amount).

       1.   The amount of distribution in respect of Class A Monthly
            Principal                                                            $                    0.000000
                                                                              _________________________________

       2.   The amount of distribution in respect of Class B Monthly
            Principal                                                            $                    0.000000
                                                                              _________________________________

       3.   The amount of distribution in respect of Collateral Monthly
            Principal                                                            $                    0.000000
                                                                              _________________________________

       4.   The amount of distribution in respect of Class A Monthly
            Interest                                                             $                    5.833333
                                                                              _________________________________

       5.   The amount of distribution in respect of Class A Deficiency
            Amounts                                                              $                    0.000000
                                                                              _________________________________

       6.   The amount of distribution in respect of Class A Additional
            Interest                                                             $                    0.000000
                                                                              _________________________________

       7.   The amount of distribution in respect of Class B Monthly
            Interest                                                             $                    6.166667
                                                                              _________________________________

       8.   The amount of distribution in respect of Class B Deficiency
            Amounts                                                              $                    0.000000
                                                                              _________________________________

       9.   The amount of distribution in respect of Class B Additional
            Interest                                                             $                    0.000000
                                                                              _________________________________

       10.  The amount of distribution in respect of Collateral Minimum
            Monthly Interest                                                     $                    6.541667
                                                                              _________________________________

       11.  The amount of distribution in respect of any accrued and
            unpaid Collateral Minimum Monthly Interest                           $                    0.000000
                                                                              _________________________________

C.     Information Regarding the Performance of the Trust

       1.   Collection of Principal Receivables

            (a)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Class A
                  Certificates                                                   $              127,816,981.87
                                                                              _________________________________

            (b)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Class B
                  Certificates                                                   $               11,277,968.00
                                                                              _________________________________

            (c)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Collateral Interest     $               11,277,968.00
                                                                              _________________________________

       2.   Principal Receivables in the Trust

            (a)   The aggregate amount of Principal Receivables in the
                  Trust as of the end of the day on the last day of the
                  related Monthly Period                                         $           99,421,454,419.62
                                                                              _________________________________

            (b)   The amount of Principal Receivables in the Trust
                  represented by the Investor Interest of Series 1999-J as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $            1,000,000,000.00
                                                                              _________________________________

            (c)   The amount of Principal Receivables in the Trust
                  represented by the Adjusted Investor Interest of Series
                  1999-J as of the end of the day on the last day of the
                  related Monthly Period                                         $            1,000,000,000.00
                                                                              _________________________________

            (d)   The amount of Principal Receivables in the Trust
                  represented by the Class A Investor Interest as of the
                  end of the day on the last day of the related Monthly
                  Period                                                         $              850,000,000.00
                                                                              _________________________________

            (e)   The amount of Principal Receivables in the Trust
                  represented by the Class A Adjusted Investor Interest as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $              850,000,000.00
                                                                              _________________________________

            (f)   The amount of Principal Receivables in the Trust
                  represented by the Class B Investor Interest as of the
                  end of the day on the last day of the related Monthly
                  Period                                                         $               75,000,000.00
                                                                              _________________________________

            (g)   The amount of Principal Receivables in the Trust
                  represented by the Class B Adjusted Investor Interest as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $               75,000,000.00
                                                                              _________________________________

            (h)   The amount of Principal Receivables in the Trust
                  represented by the Collateral Interest Amount as of the
                  end of the day on the last day of the related Monthly
                  Period                                                         $               75,000,000.00
                                                                              _________________________________

            (i)   The amount of Principal Receivables in the Trust
                  represented by the Collateral Interest Adjusted Amount as
                  of the end of the day on the last day of the related
                  Monthly Period                                                 $               75,000,000.00
                                                                              _________________________________

            (j)   The Floating Investor Percentage with respect to the
                  period:

                  February 1, 2008 through February 29, 2008
                                                                                                         0.99%
                                                                                    ___________________________

            (k)   The Class A Floating Allocation with respect to the
                  related Monthly Period                                                                 0.850
                                                                                    ___________________________

            (l)   The Class B Floating Allocation with respect to the
                  related Monthly Period                                                                 0.075
                                                                                    ___________________________

            (m)   The Collateral Floating Allocation with respect to the
                  related Monthly Period                                                                 0.075
                                                                                    ___________________________

            (n)   The Fixed Investor Percentage with respect to the related
                  Monthly Period                                                                           N/A
                                                                                    ___________________________

            (o)   The Class A Fixed Allocation with respect to the related
                  Monthly Period                                                                           N/A
                                                                                    ___________________________

            (p)   The Class B Fixed Allocation with respect to the related
                  Monthly Period                                                                           N/A
                                                                                    ___________________________

            (q)   The Collateral Fixed Allocation with respect to the
                  related Monthly Period                                                                   N/A
                                                                                    ___________________________

       3.   Shared Principal Collections

            The aggregate amount Shared Principal Collections allocated to:

                                                                                    ___________________________

            Total                                                                $                        0.00
                                                                              _________________________________

       4.   Delinquent Balances

            The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

                                                        Percentage                          Aggregate
                                                         of Total                            Account
                                                       Receivables                           Balance

            (a)   30 -  59 days:                                1.65%            $            1,659,311,938.43
                                                     _________________        _________________________________

            (b)   60 -  89 days:                                1.24%            $            1,249,337,896.66
                                                     _________________        _________________________________

            (c)   90 - 119 days:                                1.01%            $            1,016,015,578.47
                                                     _________________        _________________________________

            (d)   120 - 149 days:                               0.92%            $              929,862,179.46
                                                     _________________        _________________________________

            (e)   150 - 179 days:                               0.97%            $              982,905,557.62
                                                     _________________        _________________________________

            (f)   180 - or more days:                           0.00%            $                3,418,173.83
                                                     _________________        _________________________________

                                             Total:             5.79%            $            5,840,851,324.47
                                                     _________________        _________________________________

     5.   Investor Default Amount

          (a)   The Aggregate Investor Default Amount for the related
                Monthly Period                                                   $                5,034,184.27
                                                                            ___________________________________

          (b)   The Class A Investor Default Amount for the related Monthly
                Period                                                           $                4,279,056.69
                                                                            ___________________________________

          (c)   The Class B Investor Default Amount for the related Monthly
                Period                                                           $                  377,563.79
                                                                            ___________________________________

          (d)   The Collateral Default Amount for the related Monthly Period     $                  377,563.79
                                                                            ___________________________________

     6.   Investor Charge Offs

          (a)   The aggregate amount of Class A Investor Charge Offs for
                the related Monthly Period                                       $                        0.00
                                                                            ___________________________________

          (b)   The aggregate amount of Class A Investor Charge Offs set
                forth in 6 (a) above per $1,000 of original certificate
                principal amount                                                 $                        0.00
                                                                            ___________________________________

          (c)   The aggregate amount of Class B Investor Charge Offs for
                the related Monthly Period                                       $                        0.00
                                                                            ___________________________________

          (d)   The aggregate amount of Class B Investor Charge Offs set
                forth in 6 (c) above per $1,000 of original certificate
                principal amount                                                 $                        0.00
                                                                            ___________________________________

          (e)   The aggregate amount of Collateral Charge Offs for the
                related Monthly Period                                           $                        0.00
                                                                            ___________________________________

          (f)   The aggregate amount of Collateral Charge Offs set forth in
                6 (e) above per $1,000 of original certificate principal
                amount                                                           $                        0.00
                                                                            ___________________________________

          (g)   The aggregate amount of Class A Investor Charge Offs
                reimbursed on the Transfer Date immediately preceding this
                Distribution Date                                                $                        0.00
                                                                            ___________________________________

          (h)   The aggregate amount of Class A Investor Charge Offs set
                forth in 6 (g) above per $1,000 original certificate
                principal amount reimbursed on the Transfer Date
                immediately preceding this Distribution Date                     $                        0.00
                                                                            ___________________________________

          (i)   The aggregate amount of Class B Investor Charge Offs
                reimbursed on the Transfer Date immediately preceding this
                Distribution Date                                                $                        0.00
                                                                            ___________________________________

          (j)   The aggregate amount of Class B Investor Charge Offs set
                forth in 6 (i) above per $1,000 original certificate
                principal amount reimbursed on the Transfer Date
                immediately preceding this Distribution Date                     $                        0.00
                                                                            ___________________________________

          (k)   The aggregate amount of Collateral Charge Offs reimbursed
                on the Transfer Date immediately preceding this
                Distribution Date                                                $                        0.00
                                                                            ___________________________________

          (l)   The aggregate amount of Collateral Charge Offs set forth in
                6 (k) above per $1,000 original certificate principal
                amount reimbursed on the Transfer Date immediately
                preceding this Distribution Date                                 $                        0.00
                                                                            ___________________________________

     7.   Investor Servicing Fee

          (a)   The amount of the Class A Servicing Fee payable by the
                Trust to the Servicer for the related Monthly Period             $                  885,416.67
                                                                            ___________________________________

          (b)   The amount of the Class B Servicing Fee payable by the
                Trust to the Servicer for the related Monthly Period             $                   78,125.00
                                                                            ___________________________________

          (c)   The amount of the Collateral Servicing Fee payable by the
                Trust to the Servicer for the related Monthly Period             $                   78,125.00
                                                                            ___________________________________

          (d)   The amount of Servicer Interchange payable by the Trust to
                the Servicer for the related Monthly Period                      $                  625,000.00
                                                                            ___________________________________

     8.   Reallocations

          (a)   The amount of Reallocated Collateral Principal Collections
                with respect to this Distribution Date                           $                        0.00
                                                                            ___________________________________

          (b)   The amount of Reallocated Class B Principal Collections
                with respect to this Distribution Date                           $                        0.00
                                                                            ___________________________________

          (c)   The Collateral Interest Amount as of the close of business
                on this Distribution Date                                        $               75,000,000.00
                                                                            ___________________________________

          (d)   The Collateral Interest Adjusted Amount as of the close of
                business on this Distribution Date                               $               75,000,000.00
                                                                            ___________________________________

          (e)   The Class B Investor Interest as of the close of business
                on this Distribution Date                                        $               75,000,000.00
                                                                            ___________________________________

          (f)   The Class B Adjusted Investor Interest as of the close of
                business on this Distribution Date                               $               75,000,000.00
                                                                            ___________________________________

          (g)   The Class A Investor Interest as of the close of business
                on this Distribution Date                                        $              850,000,000.00
                                                                            ___________________________________

          (h)   The Class A Adjusted Investor Interest as of the close of
                business on this Distribution Date                               $              850,000,000.00
                                                                            ___________________________________

     9.   Collection of Finance Charge Receivables

          (a)   The aggregate amount of Collections of Finance Charge
                Receivables processed during the related Monthly Period,
                any Principal Funding Investment Proceeds and amounts if
                any withdrawn from the Reserve Account, amounts, if any,
                withdrawn from the Swap Reserve Fund and the Net Swap
                Receipt, if any, allocated in respect of the Class A
                Certificates                                                     $               15,930,710.25
                                                                            ___________________________________

          (b)   The aggregate amount of Collections of Finance Charge
                Receivables processed during the related Monthly Period,
                any Principal  Funding Investment Proceeds and amounts if
                any withdrawn from the Reserve Account and which were
                allocated in respect of the Class B Certificates                 $                1,184,824.80
                                                                            ___________________________________

          (c)   The aggregate amount of Collections of Finance Charge
                Receivables processed during the related Monthly Period
                which were allocated in respect of the Collateral Interest       $                1,184,824.80
                                                                            ___________________________________

     10.  Principal Funding Account

          (a)   The principal amount on deposit in the Principal Funding
                Account on the related Transfer Date (after taking into
                account deposits on such date but prior to withdrawals)          $                        0.00
                                                                            ___________________________________

          (b)   The Accumulation Shortfall with respect to the related
                Monthly Period                                                   $                        0.00
                                                                            ___________________________________

          (c)   The Principal Funding Investment Proceeds deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class A Available Funds                               $                        0.00
                                                                            ___________________________________

          (d)   The Principal Funding Investment Proceeds deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class B Available Funds                               $                        0.00
                                                                            ___________________________________

     11.  Reserve Account

          (a)   The Reserve Draw Amount on the related Transfer Date             $                        0.00
                                                                            ___________________________________

          (b)   The Reserve Draw Amount deposited in the Finance Charge
                Account to be treated as Class A Available Funds                 $                        0.00
                                                                            ___________________________________

          (c)   The Reserve Draw Amount deposited in the Finance Charge
                Account to be treated as Class B Available Funds                 $                        0.00
                                                                            ___________________________________

          (d)   Interest Earnings on funds on deposit in the Reserve Account deposited in the Finance Charge Account on the related
                Transfer Date                                                    $                        0.00
                                                                            ___________________________________

     12.  Swap Reserve Fund

          (a)   The Swap Reserve Draw Amount on the related Transfer Date        $                        0.00
                                                                            ___________________________________

          (b)   The amount of the Swap Reserve Draw Amount deposited in the
                Finance Charge Account on the related Transfer Date to be
                treated as Class A Available Funds                               $                        0.00
                                                                            ___________________________________

     13.  Swap Cash Flows

          (a)   The amount of the Net Swap Receipt for the related Transfer
                Date                                                             $                2,502,696.32
                                                                            ___________________________________

          (b)   The amount of the Net Swap Payment for the related Transfer
                Date                                                             $                        0.00
                                                                            ___________________________________

     14.   Available Funds

           (a)  The amount of Class A Available Funds on deposit in the
                Finance Charge Account on the related Transfer Date              $               15,399,460.25
                                                                            ___________________________________

           (b)  The amount of Class B Available Funds on deposit in the
                Finance Charge Account on the related Transfer Date              $                1,137,949.80
                                                                            ___________________________________

           (c)  The amount of Collateral Available Funds on deposit in the
                Finance Charge Account on the related Transfer Date              $                1,137,949.80
                                                                            ___________________________________

     15.  Portfolio Yield

          (a)   The Portfolio Yield for the related Monthly Period                                      12.92%
                                                                                  _____________________________

          (b)   The Portfolio Adjusted Yield                                                             5.67%
                                                                                  _____________________________

D.   Information Regarding the Status of the Interest Rate Swap and the Swap Counterparty

     1.    Has the Interest Reserve Account been established?                                               No
                                                                                  _____________________________

     2.    Has the Interest Reserve Account been funded?                                                    No
                                                                                  _____________________________

     3.    The aggregate amount of funds withdrawn from the Interest Reserve
           Account, if any                                                       $                        0.00
                                                                            ___________________________________

     4.    How any funds withdrawn from the Interest Reserve Account were utilized

           N/A

     5.    Has the Interest Rate Swap been terminated?                                                      No
                                                                                  _____________________________

                                          FIA CARD SERVICES, NATIONAL ASSOCIATION,
                                          Servicer

                                          /s/ Teresa R. Thomas

                                          Name: Teresa R. Thomas
                                          Title: Vice President